Other assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets	Other assets consist of the following:
	September 30, 2023	December 31, 2022

Prepaid consulting	$-	$7,537
Deposit	4,123	4,123
Licenses, net	2,780,379	3,002,960
Total	$2,784,502	$3,014,620
Other assets consist of the following:
	December 31, 2022	December 31, 2021

Prepaid consulting	$7,537	$108,673
Deposit	4,123	39,823
Licenses, net	3,002,960	129,075
Total	$3,014,620	$277,571

Schedule of Net Licenses

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	September 30, 2023	December 31, 2022

License	$3,261,122	$3,261,122
Accumulated amortization	(480,743)	(258,162)
Licenses, net	$2,780,379	$3,002,960

Prepaid consulting agreements are for one to two years and are expensed monthly over the term of the agreement. The net licenses amount above consists of the following:

	December 31, 2022	December 31, 2021

Licenses	$3,261,122	$153,552
Accumulated amortization	(258,162)	(24,477)
Licenses, net	$3,002,960	$129,075